Receivables - Maturities of Financing Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
2015	$ 12,659
2016	2,758
2017	2,321
2018	1,761
2019	1,660
2020 and thereafter	313
Total	$ 21,472	$ 21,976	$ 20,039